T. ROWE PRICE Dynamic Global Bond Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 5.0%
Corporate Bonds 0.4%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (1) 17,530,000 19,962
19,962
Government Bonds 4.6%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/27  1,190,290,000 213,817
213,817
Total Brazil (Cost
$248,100
)
233,779
CANADA 0.7%
Corporate Bonds 0.2%
Cenovus Energy, 2.65%, 1/15/32 (USD) (2) 4,125,000 4,045
Cenovus Energy, 3.75%, 2/15/52 (USD)  4,665,000 4,529
8,574
Government Bonds 0.5%
Government of Canada Real Return Bond, Inflation-Indexed,
4.00%, 12/1/31  21,901,877 25,041
25,041
Total Canada (Cost
$33,379
)
33,615
CHILE 3.1%
Government Bonds 3.1%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26  121,010,000,000 145,714
Total Chile (Cost
$179,066
)
145,714
CHINA 5.8%
Convertible Bonds 0.1%
21Vianet Group, Zero Coupon, 2/1/26 (USD) (1) 3,952,000 3,291
3,291
Corporate Bonds 1.5%
CIFI Holdings Group, 4.375%, 4/12/27 (USD)  9,500,000 8,858
Country Garden Holdings, 3.30%, 1/12/31 (USD) (2) 10,205,000 9,350
Kaisa Group Holdings, 11.70%, 11/11/25 (USD)  2,800,000 2,149
Kaisa Group Holdings, 11.95%, 10/22/22 (USD)  4,640,000 3,991
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  3,900,000 3,988
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (2) 15,265,000 13,668

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Times China Holdings, 6.75%, 7/8/25 (USD)  12,750,000 11,714
Vanke Real Estate Hong Kong, 3.50%, 11/12/29 (USD)  5,430,000 5,489
Yanlord Land HK, 5.125%, 5/20/26 (USD)  12,000,000 11,825
71,032
Government Bonds 4.2%
China Development Bank, 3.09%, 6/18/30  294,600,000 44,840
People's Republic of China, 2.68%, 5/21/30  495,500,000 74,867
People's Republic of China, 3.27%, 11/19/30  461,900,000 73,447
193,154
Total China (Cost
$263,187
)
267,477
CYPRUS 1.0%
Government Bonds 1.0%
Republic of Cyprus, 2.375%, 9/25/28  9,887,000 13,243
Republic of Cyprus, 2.75%, 2/26/34  7,275,000 10,475
Republic of Cyprus, 2.75%, 5/3/49  11,964,000 18,636
Republic of Cyprus, 4.25%, 11/4/25  4,392,000 6,026
Total Cyprus (Cost
$42,682
)
48,380
FRANCE 0.1%
Corporate Bonds 0.1%
Altice France Holding, 4.00%, 2/15/28 (1) 3,780,000 4,123
Total France (Cost
$3,563
)
4,123
GERMANY 18.2%
Government Bonds 18.2%
Bundesobligation, 0.00%, 4/10/26 (3) 341,480,000 406,589
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  257,861,837 332,796
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  73,305,238 104,937
Total Germany (Cost
$862,186
)
844,322
INDIA 2.4%
Corporate Bonds 0.4%
HDFC Bank, 8.10%, 3/22/25  1,200,000,000 17,010
17,010
Government Bonds 2.0%
Republic of India, 6.45%, 10/7/29  1,253,000,000 17,133

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of India, 7.59%, 1/11/26  5,260,750,000 76,111
93,244
Total India (Cost
$111,016
)
110,254
INDONESIA 2.6%
Government Bonds 2.6%
Republic of Indonesia, 8.25%, 5/15/29  1,496,500,000,000 117,995
Total Indonesia (Cost
$112,655
)
117,995
IRELAND 1.0%
Corporate Bonds 1.0%
AerCap Ireland Capital, 3.50%, 5/26/22 (USD)  5,075,000 5,158
AerCap Ireland Capital, 3.50%, 1/15/25 (USD)  11,431,000 12,037
AerCap Ireland Capital, 6.50%, 7/15/25 (USD)  15,701,000 18,223
Avolon Holdings Funding, 2.75%, 2/21/28 (USD) (1) 8,790,000 8,702
Total Ireland (Cost
$43,831
)
44,120
ISRAEL 1.4%
Government Bonds 1.4%
State of Israel, 3.75%, 3/31/47  165,895,000 64,964
Total Israel (Cost
$59,382
)
64,964
IVORY COAST 0.1%
Government Bonds 0.1%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR) (1) 5,120,000 5,792
Total Ivory Coast (Cost
$6,165
)
5,792
JAPAN 3.9%
Government Bonds 3.9%
Japan Government Two Year Bond, 0.10%, 10/1/22  20,170,000,000 181,620
Total Japan (Cost
$190,069
)
181,620
MALAYSIA 1.0%
Government Bonds 1.0%
1MDB Global Investments, 4.40%, 3/9/23 (USD)  16,300,000 16,370

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Malaysia, 4.736%, 3/15/46  67,360,000 17,209
Government of Malaysia, 4.921%, 7/6/48  50,920,000 13,395
Total Malaysia (Cost
$45,142
)
46,974
MEXICO 2.4%
Government Bonds 2.4%
Mexican Bonos, 7.75%, 11/13/42  1,747,960,000 83,879
Mexican Udibonos, Inflation-Indexed, 4.00%, 11/30/28  536,653,480 28,238
Total Mexico (Cost
$115,063
)
112,117
NETHERLANDS 0.0%
Common Stocks 0.0%
Fortenova Group STAK Stichting, ADR  597,196 239
239
Convertible Bonds 0.0%
Fortenova Group TopCo, 2.50%, 4/1/28  2,510,295 1,003
1,003
Total Netherlands (Cost
$1,209
)
1,242
NEW ZEALAND 0.6%
Government Bonds 0.6%
Government of New Zealand, 2.75%, 5/15/51  43,040,000 29,267
Total New Zealand (Cost
$29,930
)
29,267
OMAN 0.2%
Government Bonds 0.2%
Sultanate of Oman, 7.00%, 1/25/51 (USD) (1) 10,215,000 10,396
Total Oman (Cost
$9,982
)
10,396
PHILIPPINES 1.5%
Government Bonds 1.5%
Republic of Philippines, 3.90%, 11/26/22  1,425,000,000 28,215
Republic of Philippines, 6.25%, 1/14/36  1,679,000,000 39,389
Total Philippines (Cost
$65,582
)
67,604

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
QATAR 0.5%
Corporate Bonds 0.5%
Qatar Petroleum, 2.25%, 7/12/31 (USD)  22,590,000 22,404
Total Qatar (Cost
$22,762
)
22,404
ROMANIA 2.2%
Government Bonds 2.2%
Republic of Romania, 2.00%, 1/28/32 (EUR) (1) 4,485,000 5,061
Republic of Romania, 5.00%, 2/12/29  313,590,000 77,511
Republic of Romania, 5.80%, 7/26/27  64,950,000 16,947
Total Romania (Cost
$99,316
)
99,519
RUSSIA 2.4%
Government Bonds 2.4%
Russian Federation, 7.65%, 4/10/30  7,760,000,000 109,969
Total Russia (Cost
$110,227
)
109,969
SERBIA 2.6%
Government Bonds 2.6%
Republic of Serbia, 4.50%, 8/20/32  5,187,930,000 55,165
Republic of Serbia, 5.875%, 2/8/28  5,669,670,000 65,942
Total Serbia (Cost
$113,237
)
121,107
SOUTH AFRICA 2.0%
Government Bonds 2.0%
Republic of South Africa, 8.00%, 1/31/30  216,485,000 13,371
Republic of South Africa, 8.75%, 2/28/48  906,675,000 49,619
Republic of South Africa, 10.50%, 12/21/26  395,115,000 29,484
Total South Africa (Cost
$97,290
)
92,474
SOUTH KOREA 3.7%
Government Bonds 3.7%
Korea Treasury Bond, 1.875%, 3/10/24  201,800,000,000 171,709
Total South Korea (Cost
$182,016
)
171,709

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SPAIN 0.3%
Corporate Bonds 0.3%
Banco de Sabadell, VR, 2.00%, 1/17/30 (4) 800,000 922
Santander Consumer Finance, 0.875%, 1/24/22  10,000,000 11,630
Total Spain (Cost
$13,326
)
12,552
SWEDEN 1.0%
Government Bonds 1.0%
Sweden Government Bond, 3.50%, 3/30/39  270,000,000 44,984
Total Sweden (Cost
$46,963
)
44,984
SWITZERLAND 0.1%
Corporate Bonds 0.1%
UBS, 1.75%, 4/21/22 (USD) (1) 6,240,000 6,284
Total Switzerland (Cost
$6,238
)
6,284
THAILAND 2.1%
Government Bonds 2.1%
Kingdom of Thailand, 3.60%, 6/17/67  952,465,000 32,243
Kingdom of Thailand, Inflation-Indexed, 1.25%, 3/12/28  2,251,075,713 65,918
Total Thailand (Cost
$100,686
)
98,161
TURKEY 1.4%
Government Bonds 1.4%
Republic of Turkey, 11.70%, 11/13/30  807,160,000 66,212
Total Turkey (Cost
$70,653
)
66,212
UNITED KINGDOM 4.0%
Government Bonds 4.0%
United Kingdom Inflation-Linked Gilt, 0.125%, 3/22/24  126,021,300 187,329
Total United Kingdom (Cost
$187,191
)
187,329

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 12.1%
Asset-Backed Securities 2.2%
Applebee's Funding, Series 2019-1A, Class A2I, 4.194%,
6/5/49 (1) 4,407,480 4,485
Carmax Auto Owner Trust, Series 2019-2, Class C, 3.16%,
2/18/25  6,340,000 6,567
Carmax Auto Owner Trust, Series 2019-3, Class C, 2.60%,
6/16/25  4,665,000 4,814
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%,
8/17/26  2,395,000 2,439
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%,
5/15/28  2,975,000 3,084
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%,
4/20/48 (1) 2,384,888 2,522
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 4,902,675 5,146
Exeter Automobile Receivables Trust, Series 2020-3A, Class C,
1.32%, 7/15/25  1,305,000 1,319
Exeter Automobile Receivables Trust, Series 2020-3A, Class D,
1.73%, 7/15/26  1,235,000 1,257
Exeter Automobile Receivables Trust, Series 2021-1A, Class E,
2.21%, 2/15/28 (1) 17,480,000 17,417
GM Financial Automobile Leasing Trust, Series 2020-1, Class D,
2.28%, 6/20/24  2,315,000 2,351
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48 (1) 10,947,270 11,629
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 4,540,688 4,812
Jack in the Box Funding, Series 2019-1A, Class A2I, 3.982%,
8/25/49 (1) 21,264,313 21,699
Santander Consumer Auto Receivables Trust, Series 2020-AA,
Class C, 3.71%, 2/17/26 (1) 5,035,000 5,280
Santander Drive Auto Receivables Trust, Series 2017-3, Class E,
4.97%, 1/15/25  1,800,000 1,816
World Omni Auto Receivables Trust, Series 2018-D, Class C,
3.87%, 8/15/25  3,535,000 3,652
100,289
Bank Loans 1.4% (5)
Asurion, FRN, 1M USD LIBOR + 3.25%, 3.334%, 12/23/26  4,423,673 4,356
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR + 3.50%,
3.629%, 8/21/26  8,011,500 7,838
CoreLogic, FRN, 3M USD LIBOR + 6.50%, 7.00%, 6/4/29 (6) 5,850,000 5,967
Intelsat Jackson Holdings, FRN, PRIME + 4.75%, 8.00%,
11/27/23  1,205,000 1,218
Intelsat Jackson Holdings, FRN, PRIME + 5.50%, 8.75%, 1/2/24  1,020,000 1,035

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
IRB Holding, FRN, 1M USD LIBOR + 3.25%, 4.25%, 12/15/27  4,679,638 4,685
Lamar Media, FRN, 1M USD LIBOR + 1.50%, 1.583%, 2/5/27  2,285,000 2,264
Life Time, FRN, 1M USD LIBOR + 4.75%, 5.75%, 12/16/24  7,696,838 7,750
Nascar Holdings, FRN, 3M USD LIBOR + 2.50%, 2.584%,
10/19/26  3,187,651 3,184
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 4.834%,
3/11/26  11,215,000 10,829
RealPage, FRN, 1M USD LIBOR + 3.25%, 3.75%, 4/24/28  2,715,000 2,706
Uber Technologies, FRN, 1M USD LIBOR + 3.50%, 3.584%,
4/4/25  12,483,231 12,480
64,312
Convertible Preferred Stocks 0.4%
Southern, Series A, 6.75%, 8/1/22  352,254 17,766
17,766
Corporate Bonds 2.4%
Ally Financial, 4.625%, 5/19/22  6,915,000 7,088
Capital One Bank USA, VR, 2.014%, 1/27/23 (4) 7,895,000 7,935
CoreLogic, 4.50%, 5/1/28 (1) 11,695,000 11,563
Lions Gate Capital Holdings, 5.50%, 4/15/29 (1) 10,275,000 10,583
NGL Energy Partners, 7.50%, 11/1/23  6,000,000 5,820
Pacific Gas & Electric, 3.30%, 8/1/40  2,250,000 2,075
Pacific Gas & Electric, 3.50%, 8/1/50  9,775,000 8,880
Pacific Gas & Electric, 4.95%, 7/1/50  6,233,000 6,589
PG&E, 5.00%, 7/1/28 (2) 5,475,000 5,578
SBA Tower Trust, 2.836%, 1/15/25 (1) 7,420,000 7,695
Solaris Midstream Holdings, 7.625%, 4/1/26 (1) 4,475,000 4,788
Townsquare Media, 6.875%, 2/1/26 (1) 6,315,000 6,654
Transocean Phoenix 2, 7.75%, 10/15/24 (1) 3,168,000 3,239
Transocean Pontus, 6.125%, 8/1/25 (1) 1,236,150 1,236
Transocean Proteus, 6.25%, 12/1/24 (1) 7,038,900 7,057
Verizon Communications, 3.55%, 3/22/51  13,185,000 13,843
110,623
Equity Mutual Funds 3.4%
Invesco Senior Loan ETF  7,261,100 160,543
160,543
Municipal Securities 0.8%
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/37 (3)(7) 5,520,000 5,375
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
8.00%, 7/1/35 (3)(7) 5,550,000 4,787
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
6.00%, 7/1/39 (3)(7) 6,340,000 6,086

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Public Improvement, Series E, GO,
5.50%, 7/1/31 (3)(7) 5,345,000 5,131
Puerto Rico Commonwealth, Public Improvement, Unrefunded
Balance, Series A, GO, 5.125%, 7/1/31 (3)(7) 2,655,000 2,562
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  11,890,000 12,416
36,357
Non-U.S. Government Mortgage-Backed Securities 1.5%
BANK, Series 2020-BN25, Class AS, 2.841%, 1/15/63  8,515,000 8,895
BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%,
2/15/53  7,995,000 8,339
Benchmark Mortgage Trust, Series 2020-B16, Class AM, ARM,
2.944%, 2/15/53  5,730,000 6,017
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 2.234%, 4/15/34 (1) 5,535,000 5,519
BX Commercial Mortgage Trust, Series 2020-BXLP, Class G,
ARM, 1M USD LIBOR + 2.50%, 2.584%, 12/15/36 (1) 8,036,313 8,027
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 4,517,000 4,030
Natixis Commercial Mortgage Securities Trust, Series 2019-
MILE, Class A, ARM, 1M USD LIBOR + 1.50%, 1.584%,
7/15/36 (1) 7,500,000 7,498
Structured Agency Credit Risk Debt Notes, Series 2018-HQA1,
Class M2, CMO, ARM, 1M USD LIBOR + 2.30%, 2.386%,
9/25/30  6,616,434 6,700
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57 (1) 2,282,394 2,327
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 2,072,028 2,114
Towd Point Mortgage Trust, Series 2018-3, Class A1, CMO,
ARM, 3.75%, 5/25/58 (1) 3,308,954 3,460
Verus Securitization Trust, Series 2019-3, Class A1, CMO, STEP,
2.784%, 7/25/59 (1) 5,640,003 5,675
68,601
Total United States (Cost
$546,009
)
558,491
SHORT-TERM INVESTMENTS 11.3%
Money Market Funds 11.3%
T. Rowe Price Government Reserve Fund, 0.05% (8)(9) 523,167,645 523,168
Total Short-Term Investments (Cost $523,168) 523,168

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 0.07% (8)(9) 1,351,791 13,518
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 13,518
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.07% (8)(9) 723,814 7,238
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 7,238
Total Securities Lending Collateral (Cost $20,756) 20,756
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.7%
Exchange-Traded Options Purchased 0.3%
Description Contracts
Notional
Amount $ Value
S&P 500 Index, Put, 10/15/21 @ $4,200.00 (3) 1,050 452,292 4,189
U.S. Treasury Long Bond contracts, Put, 10/22/21 @
$159.00 (3) 2,265 360,630 2,973
U.S. Treasury Long Bond contracts, Put, 11/26/21 @
$157.00 (3) 2,265 360,630 2,902
U.S. Treasury Notes ten year contracts, Put, 10/22/21
@ $132.00 (3) 6,874 904,683 5,370
Total Exchange-Traded Options Purchased (Cost $14,373) 15,434
OTC Options Purchased 0.4%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
5 Year Interest Rate
Swap, 5/25/27 Pay
Fixed 1.30% Semi-
Annually, Receive
Variable 0.13%
(3M USD LIBOR)
Quarterly, 5/23/22 @
1.30%* (USD) (3) 1 241,032 2,481

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
5 Year Interest Rate
Swap, 7/11/27 Pay
Fixed 1.30% Semi-
Annually, Receive
Variable 0.13%
(3M USD LIBOR)
Quarterly, 7/7/22*
(USD) (3) 1 282,625 3,173
Citibank
10 Year Interest Rate
Swap, 4/21/32 Pay
Fixed 2.00% Semi-
Annually, Receive
Variable 0.13%
(3M USD LIBOR)
Quarterly, 4/19/22 @
2.00%* (USD) (3) 1 230,000 2,108
Citibank
5 Year Interest Rate
Swap, 5/25/27 Pay
Fixed 1.30% Semi-
Annually, Receive
Variable 0.13%
(3M USD LIBOR)
Quarterly, 5/23/22 @
1.30%* (USD) (3) 1 230,988 2,377
Citibank
5 Year Interest Rate
Swap, 7/11/27 Pay
Fixed 1.30% Semi-
Annually, Receive
Variable 0.13%
(3M USD LIBOR)
Quarterly, 7/7/22*
(USD) (3) 1 282,625 3,173
Citibank
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit CDX.
NA.HY-S36, 5 Year
Index, 6/20/26), Pay
5.00% Quarterly,
Receive upon credit
default, 10/20/21 @
1.01%* (USD) (3) 1 139,000 45

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
10 Year Interest Rate
Swap, 4/21/32 Pay
Fixed 2.00% Semi-
Annually, Receive
Variable 0.13%
(3M USD LIBOR)
Quarterly, 4/19/22 @
2.00%* (USD) (3) 1 230,000 2,108
Morgan Stanley
5 Year Interest Rate
Swap, 4/27/27 Pay
Fixed 1.30% Semi-
Annually, Receive
Variable 0.13%
(3M USD LIBOR)
Quarterly, 4/25/22 @
1.30%* (USD) (3) 2 463,950 4,156
Total OTC Options Purchased (Cost $30,286) 19,621
Total Options Purchased (Cost $44,659) 35,055
Total Investments in Securities 97.9%
(Cost $4,606,686) $ 4,539,929
Other Assets Less Liabilities 2.1% 96,041
Net Assets 100.0% $ 4,635,970
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$228,066 and represents 4.9% of net assets.
(2) All or a portion of this security is on loan at September 30, 2021.
(3) Non-income producing
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) Level 3 in fair value hierarchy.
(7) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(8) Seven-day yield
(9) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M HKD HIBOR Three month HKD HIBOR (Hong Kong interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HKD Hong Kong Dollar
IDR Indonesian Rupiah
ILS Israel Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
PLN Polish Zloty
PRIME Prime rate
RON New Romanian Leu
RSD Serbian Dinar
RUB Russian Ruble
SEK Swedish Krona
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
Exchange-Traded Options Written (0.0)%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Notes ten year contracts, Put, 10/22/21
@ $131.00 3,506 461,422 (1,150)
Total Options Written (Premiums $(1,473)) $ (1,150)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
SWAPS (0.7)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.0)%
Bahrain 0.1%
Bank of America, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD) 6,340 135 217 (82)
Barclays Bank, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD) 12,686 269 450 (181)
JPMorgan Chase, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD) 12,524 266 434 (168)
JPMorgan Chase, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 (USD) 15,413 1,155 712 443
Total Bahrain 1,813 12
Canada (0.0)%
Goldman Sachs, Protection Bought
(Relevant Credit: Barrick Gold), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/26 (USD) 16,700 (373) (289) (84)
Total Canada (289) (84)
France (0.0)%
BNP Paribas, Protection Bought (Relevant
Credit: Sanofi), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/26 10,300 (450) (430) (20)
Total France (430) (20)
Luxembourg (0.1)%
Barclays Bank, Protection Bought
(Relevant Credit: Glencore Finance
Europe), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/23 11,714 (1,077) (706) (371)
Citibank, Protection Bought (Relevant
Credit: Glencore Finance Europe), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/23 13,096 (1,205) (805) (400)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Protection Bought
(Relevant Credit: Glencore Finance
Europe), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/23 3,000 (276) (263) (13)
Total Luxembourg (1,774) (784)
South Africa 0.0%
Goldman Sachs, Protection Bought
(Relevant Credit: Republic of South
Africa), Pay 1.00% Quarterly, Receive upon
credit default, 6/20/25 (USD) 39,680 907 2,558 (1,651)
JPMorgan Chase, Protection Bought
(Relevant Credit: Republic of South
Africa), Pay 1.00% Quarterly, Receive upon
credit default, 6/20/25 (USD) 39,690 908 2,618 (1,710)
Total South Africa 5,176 (3,361)
United States (0.0)%
Bank of America, Protection Bought
(Relevant Credit: Dell), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/25 13,065 (240) 425 (665)
Bank of America, Protection Bought
(Relevant Credit: International Paper),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 17,000 (443) (352) (91)
Bank of America, Protection Bought
(Relevant Credit: Quest Diagnostics), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/26 17,000 (545) (463) (82)
BNP Paribas, Protection Bought (Relevant
Credit: Packaging Corp. of America), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/26 13,050 (410) (356) (54)
Total United States (746) (892)
Total Bilateral Credit Default Swaps, Protection
Bought 3,750 (5,129)
Credit Default Swaps, Protection Sold 0.1%
Luxembourg 0.1%
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 12,000 2,271 2,387 (116)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 * 16,950 3,207 2,417 790
Total Luxembourg 4,804 674
United States 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: Verizon Communications, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/22 22,400 138 48 90
Total United States 48 90
Total Bilateral Credit Default Swaps, Protection Sold 4,852 764
Total Return Swaps (0.0)%
United States (0.0)%
JPMorgan Chase, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 0.122%
(3M USD LIBOR) Quarterly, 12/20/21 78,750 (533) — (533)
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 0.122%
(3M USD LIBOR) Quarterly, 12/20/21 24,200 (165) — (165)
Total United States — (698)
Total Bilateral Total Return Swaps — (698)
Total Bilateral Swaps 8,602 (5,063)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.8)%
Credit Default Swaps, Protection Bought (1.1)%
Chile (0.0)%
Protection Bought (Relevant Credit:
Republic of Chile), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/26
(USD) 70,890 (689) (1,118) 429
Total Chile 429

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Luxembourg (0.1)%
Protection Bought (Relevant Credit:
Glencore Finance Europe), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 19,570 (4,352) (4,367) 15
Total Luxembourg 15
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/26 (USD) 14,615 630 692 (62)
Total South Africa (62)
United States (1.0)%
Protection Bought (Relevant Credit:
Bausch Health Cos), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/26 20,725 (1,018) (1,023) 5
Protection Bought (Relevant Credit:
Bausch Health Cos), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/26 2,910 (108) (98) (10)
Protection Bought (Relevant Credit: CHS/
Community Health Systems), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/26 18,220 887 500 387
Protection Bought (Relevant Credit: CHS/
Community Health Systems), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 3,100 216 181 35
Protection Bought (Relevant Credit: Markit
CDX.EM-S35, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/26 141,390 4,522 4,165 357
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S36, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/26 267,325 (25,015) (25,797) 782
Protection Bought (Relevant Credit: Markit
CDX.NA.IG-S36, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/26 918,000 (22,396) (21,415) (981)
Protection Bought (Relevant Credit:
Prudential Financial), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/26 11,670 (262) (262) —

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Raytheon Technologies), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/26 11,770 (393) (375) (18)
Total United States 557
Total Centrally Cleared Credit Default Swaps,
Protection Bought 939
Interest Rate Swaps 0.2%
Canada 0.1%
30 Year Interest Rate Swap, Pay Fixed
1.542% Semi-Annually, Receive Variable
0.439% (3M CAD CDOR) Semi-Annually,
10/8/50 33,670 4,752 1 4,751
30 Year Interest Rate Swap, Pay Fixed
1.811% Semi-Annually, Receive Variable
0.439% (3M CAD CDOR) Semi-Annually,
10/3/49 2,600 234 — 234
30 Year Interest Rate Swap, Pay Fixed
2.008% Semi-Annually, Receive Variable
0.440% (3M CAD CDOR) Semi-Annually,
10/23/49 2,000 114 — 114
30 Year Interest Rate Swap, Pay Fixed
2.270% Semi-Annually, Receive Variable
0.440% (3M CAD CDOR) Semi-Annually,
2/23/51 9,800 168 1 167
30 Year Interest Rate Swap, Pay Fixed
2.435% Semi-Annually, Receive Variable
0.439% (3M CAD CDOR) Semi-Annually,
4/15/51 5,200 (92) — (92)
30 Year Interest Rate Swap, Pay Fixed
2.533% Semi-Annually, Receive Variable
0.440% (3M CAD CDOR) Semi-Annually,
4/16/49 1,600 (55) — (55)
30 Year Interest Rate Swap, Pay Fixed
2.546% Semi-Annually, Receive Variable
0.448% (3M CAD CDOR) Semi-Annually,
3/22/51 5,100 (155) — (155)
30 Year Interest Rate Swap, Pay Fixed
2.625% Semi-Annually, Receive Variable
0.439% (3M CAD CDOR) Semi-Annually,
7/5/48 20,750 (948) 1 (949)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
2.942% Semi-Annually, Receive Variable
0.449% (3M CAD CDOR) Semi-Annually,
9/25/48 850 (80) 1 (81)
30 Year Interest Rate Swap, Pay Fixed
3.030% Semi-Annually, Receive Variable
0.440% (3M CAD CDOR) Semi-Annually,
11/9/48 2,200 (258) — (258)
Total Canada 3,676
China 0.0%
5 Year Interest Rate Swap, Receive Fixed
2.870% Quarterly, Pay Variable 1.900% (7
Day Interbank Repo) Quarterly, 3/9/26 92,650 246 — 246
5 Year Interest Rate Swap, Receive Fixed
2.880% Quarterly, Pay Variable 2.209% (7
Day Interbank Repo) Quarterly, 3/8/26 402,350 1,091 — 1,091
Total China 1,337
Hong Kong 0.0%
5 Year Interest Rate Swap, Receive Fixed
0.768% Quarterly, Pay Variable 0.142%
(3M HKD HIBOR) Quarterly, 2/25/26 71,000 (72) — (72)
5 Year Interest Rate Swap, Receive Fixed
0.803% Quarterly, Pay Variable 0.170%
(3M HKD HIBOR) Quarterly, 7/3/25 90,000 4 1 3
5 Year Interest Rate Swap, Receive Fixed
0.805% Quarterly, Pay Variable 0.164%
(3M HKD HIBOR) Quarterly, 7/7/25 180,000 7 — 7
5 Year Interest Rate Swap, Receive Fixed
0.838% Quarterly, Pay Variable 0.156%
(3M HKD HIBOR) Quarterly, 4/19/26 80,000 (57) — (57)
5 Year Interest Rate Swap, Receive Fixed
0.860% Quarterly, Pay Variable 0.149%
(3M HKD HIBOR) Quarterly, 5/4/25 216,249 91 — 91
5 Year Interest Rate Swap, Receive Fixed
0.875% Quarterly, Pay Variable 0.149%
(3M HKD HIBOR) Quarterly, 5/6/25 439,051 214 1 213
Total Hong Kong 185
Poland (0.0)%
10 Year Interest Rate Swap, Pay Fixed
1.090% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/20/30 202,255 4,232 1 4,231

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
1.100% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/20/30 67,418 1,394 — 1,394
10 Year Interest Rate Swap, Pay Fixed
1.108% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/20/30 67,418 1,383 — 1,383
10 Year Interest Rate Swap, Pay Fixed
1.110% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/23/30 81,909 1,680 — 1,680
10 Year Interest Rate Swap, Pay Fixed
1.525% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/25/31 55,251 678 — 678
10 Year Interest Rate Swap, Pay Fixed
1.530% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/25/31 50,749 617 — 617
10 Year Interest Rate Swap, Pay Fixed
1.740% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 4/19/31 216,000 1,834 — 1,834
10 Year Interest Rate Swap, Pay Fixed
1.745% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 7/15/31 60,000 588 — 588
10 Year Interest Rate Swap, Pay Fixed
1.800% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/5/29 52,030 114 1 113
10 Year Interest Rate Swap, Pay Fixed
1.800% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/6/29 26,015 58 1 57
10 Year Interest Rate Swap, Pay Fixed
1.803% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/5/29 26,015 56 1 55
10 Year Interest Rate Swap, Pay Fixed
1.820% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/5/29 26,015 46 1 45
10 Year Interest Rate Swap, Pay Fixed
1.820% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/25/29 53,000 112 1 111
10 Year Interest Rate Swap, Pay Fixed
1.860% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/7/29 25,625 24 — 24
10 Year Interest Rate Swap, Pay Fixed
2.073% Annually, Receive Variable 0.280%
(6M PLN WIBOR) Semi-Annually, 9/22/31 17,941 61 — 61
10 Year Interest Rate Swap, Pay Fixed
2.087% Annually, Receive Variable 0.280%
(6M PLN WIBOR) Semi-Annually, 9/22/31 17,942 55 — 55

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
2.100% Annually, Receive Variable 0.280%
(6M PLN WIBOR) Semi-Annually, 9/22/31 17,942 50 — 50
10 Year Interest Rate Swap, Pay Fixed
2.330% Annually, Receive Variable 0.290%
(6M PLN WIBOR) Semi-Annually, 3/25/29 48,910 (365) — (365)
10 Year Interest Rate Swap, Pay Fixed
2.465% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 5/2/29 19,600 (177) 1 (178)
10 Year Interest Rate Swap, Pay Fixed
2.873% Annually, Receive Variable 0.280%
(6M PLN WIBOR) Semi-Annually, 9/6/28 5,800 (82) — (82)
10 Year Interest Rate Swap, Pay Fixed
2.883% Annually, Receive Variable 0.280%
(6M PLN WIBOR) Semi-Annually, 3/19/28 38,258 (664) — (664)
10 Year Interest Rate Swap, Pay Fixed
2.930% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/5/28 20,430 (432) — (432)
10 Year Interest Rate Swap, Pay Fixed
2.955% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 6/8/28 17,812 (300) 1 (301)
10 Year Interest Rate Swap, Pay Fixed
2.963% Annually, Receive Variable 0.150%
(6M PLN WIBOR) Semi-Annually, 8/6/28 9,750 (158) — (158)
10 Year Interest Rate Swap, Pay Fixed
2.983% Annually, Receive Variable 0.280%
(6M PLN WIBOR) Semi-Annually, 9/17/28 29,420 (462) 1 (463)
10 Year Interest Rate Swap, Pay Fixed
2.995% Annually, Receive Variable 0.280%
(6M PLN WIBOR) Semi-Annually, 3/7/28 18,561 (359) 1 (360)
10 Year Interest Rate Swap, Pay Fixed
3.000% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/13/28 40,000 (892) — (892)
10 Year Interest Rate Swap, Pay Fixed
3.025% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 6/11/28 28,188 (508) — (508)
10 Year Interest Rate Swap, Pay Fixed
3.049% Annually, Receive Variable 0.280%
(6M PLN WIBOR) Semi-Annually, 3/8/28 141,439 (2,869) — (2,869)
10 Year Interest Rate Swap, Pay Fixed
3.050% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/28/28 34,000 (695) 1 (696)
10 Year Interest Rate Swap, Pay Fixed
3.118% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/23/28 15,000 (325) — (325)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/13/28 119,483 (2,669) — (2,669)
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/14/28 90,466 (2,032) 1 (2,033)
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/12/28 75,051 (1,691) 1 (1,692)
Total Poland (1,711)
United Kingdom 0.1%
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable 0.050%
(GBP SONIA) Annually, 9/27/51 86,175 2,063 (6) 2,069
50 Year Interest Rate Swap, Pay Fixed
0.742% Annually, Receive Variable 0.050%
(GBP SONIA) Annually, 9/27/71 8,815 360 7 353
Total United Kingdom 2,422
Total Centrally Cleared Interest Rate Swaps 5,909
Zero-Coupon Inflation Swaps 0.1%
United States 0.1%
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.525% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/29/31 57,626 409 — 409
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.559% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/29/31 29,012 96 1 95
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.560% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/22/31 89,343 379 1 378
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.565% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/22/31 50,657 186 — 186
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.588% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/1/31 25,940 (5) — (5)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.597% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/30/31 25,939 (26) — (26)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.598% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/30/31 17,547 (19) 1 (20)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.605% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/30/31 29,012 (56) — (56)
30 Year Zero-Coupon Inflation Swap Pay
Fixed 2.305% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/28/51 10,261 948 — 948
30 Year Zero-Coupon Inflation Swap Pay
Fixed 2.314% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/28/51 10,262 913 — 913
30 Year Zero-Coupon Inflation Swap Pay
Fixed 2.321% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/27/51 20,872 1,808 — 1,808
30 Year Zero-Coupon Inflation Swap Pay
Fixed 2.511% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/18/51 12,723 123 1 122
30 Year Zero-Coupon Inflation Swap Pay
Fixed 2.520% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/18/51 12,722 78 — 78
Total United States 4,830
Total Centrally Cleared Zero-Coupon Inflation Swaps 4,830
Total Centrally Cleared Swaps 11,678
Net payments (receipts) of variation margin to date (8,004)
Variation margin receivable (payable) on centrally cleared swaps $ 3,674
* Credit ratings as of September 30, 2021. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used.
Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(30).

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/8/21 USD 12,949 IDR 190,759,844 $ (366)
Bank of America 10/8/21 USD 13,646 KRW 15,576,193 493
Bank of America 10/21/21 ZAR 676,840 USD 45,038 (218)
Bank of America 1/21/22 USD 30,384 CAD 38,282 159
Barclays Bank 10/8/21 USD 51,430 INR 3,863,911 (569)
Barclays Bank 10/21/21 USD 19,131 TRY 166,280 637
Barclays Bank 12/2/21 USD 56,399 CLP 44,338,837 2,033
Barclays Bank 12/9/21 USD 72,164 PHP 3,637,378 1,574
Barclays Bank 12/13/21 GBP 100,740 USD 139,315 (3,560)
Barclays Bank 1/21/22 USD 35,356 RSD 3,514,566 742
BNP Paribas 10/8/21 KRW 77,668,844 USD 65,588 (3)
BNP Paribas 10/21/21 USD 67,942 ZAR 1,040,479 (959)
BNP Paribas 12/2/21 CLP 2,613,816 USD 3,303 (98)
BNP Paribas 12/2/21 USD 78,713 BRL 421,331 2,164
BNP Paribas 12/2/21 USD 55,597 CLP 43,677,063 2,043
BNP Paribas 12/13/21 PLN 60,721 USD 15,970 (707)
BNP Paribas 12/13/21 USD 76,748 GBP 56,966 (18)
BNP Paribas 1/21/22 USD 65,505 KRW 77,668,843 18
BNP Paribas 1/21/22 USD 12,874 RON 54,151 280
BNP Paribas 1/21/22 USD 65,765 RUB 4,900,999 (168)
Canadian Imperial Bank
of Commerce 12/2/21 USD 32,280 BRL 172,655 912
Citibank 10/8/21 USD 76,936 KRW 86,972,847 3,494
Citibank 10/20/21 USD 69,453 ILS 223,173 221
Citibank 10/20/21 USD 82,414 ILS 267,945 (707)
Citibank 10/21/21 USD 39,460 TRY 352,657 237
Citibank 10/21/21 USD 3,430 TRY 31,293 (50)
Citibank 12/2/21 EGP 736,514 USD 45,946 85
Citibank 12/2/21 USD 64,399 BRL 336,949 3,181
Citibank 12/13/21 AUD 233 USD 172 (4)
Citibank 12/13/21 GBP 12,849 USD 17,621 (306)
Citibank 12/13/21 USD 68,018 GBP 49,366 1,494
Citibank 12/13/21 USD 101,007 ILS 323,596 563
Citibank 1/21/22 USD 56,965 EUR 48,570 561
Credit Suisse 10/21/21 TRY 95,549 USD 10,695 (68)
Deutsche Bank 10/8/21 INR 188,745 USD 2,518 22
Deutsche Bank 12/13/21 CZK 2,510,574 USD 117,328 (2,841)
Deutsche Bank 12/13/21 USD 38,984 CNH 253,243 (61)
Deutsche Bank 1/21/22 USD 136,427 EUR 115,600 2,181
Goldman Sachs 10/8/21 TWD 1,979,456 USD 71,088 15
Goldman Sachs 10/8/21 USD 64,236 TWD 1,781,510 242
Goldman Sachs 10/21/21 USD 45,407 SEK 391,430 688

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 10/21/21 USD 3,393 TRY 31,132 $ (69)
Goldman Sachs 10/22/21 USD 29,880 NZD 42,543 514
Goldman Sachs 12/2/21 USD 77,994 BRL 421,331 1,445
Goldman Sachs 12/9/21 USD 101,792 THB 3,332,147 3,350
Goldman Sachs 12/13/21 USD 148,256 CNH 963,409 (281)
Goldman Sachs 12/13/21 USD 184,256 JPY 20,243,059 2,245
Goldman Sachs 1/21/22 USD 71,565 TWD 1,979,455 (44)
HSBC Bank 10/8/21 KRW 129,448,073 USD 109,340 (31)
HSBC Bank 10/8/21 USD 26,010 IDR 383,043,966 (725)
HSBC Bank 10/8/21 USD 62,596 INR 4,722,557 (958)
HSBC Bank 10/8/21 USD 75,574 KRW 85,763,691 3,153
HSBC Bank 10/8/21 USD 78,513 TWD 2,177,401 299
HSBC Bank 10/21/21 USD 75,991 ZAR 1,110,240 2,471
HSBC Bank 12/9/21 USD 29,689 MYR 124,930 (35)
HSBC Bank 12/13/21 USD 106,009 GBP 78,872 (278)
HSBC Bank 1/21/22 USD 109,197 KRW 129,448,073 52
HSBC Bank 1/21/22 USD 92,268 MXN 1,900,550 1,668
Morgan Stanley 10/8/21 USD 33,033 IDR 484,317,001 (770)
Morgan Stanley 10/8/21 USD 6,143 KRW 7,018,259 217
Morgan Stanley 12/2/21 USD 56,447 CLP 44,338,837 2,081
Morgan Stanley 1/21/22 USD 71,501 EUR 61,397 200
RBC Dominion Securities 1/21/22 USD 28,497 EUR 24,549 (12)
RBC Dominion Securities 1/21/22 USD 119,209 MXN 2,411,642 4,245
Societe Generale 1/21/22 USD 505,947 EUR 426,637 10,493
Standard Chartered 12/13/21 USD 172 AUD 233 4
Standard Chartered 1/21/22 USD 56,206 EUR 47,643 878
State Street 10/21/21 NOK 404,443 USD 45,952 307
State Street 10/21/21 ZAR 39,669 USD 2,762 (135)
State Street 1/21/22 USD 46,952 EUR 40,111 372
UBS Investment Bank 10/8/21 USD 56,252 KRW 63,565,156 2,576
UBS Investment Bank 10/21/21 TRY 60,043 USD 6,546 132
UBS Investment Bank 10/21/21 USD 67,907 ZAR 1,032,923 (493)
UBS Investment Bank 12/13/21 GBP 17,485 USD 23,543 19
UBS Investment Bank 1/21/22 USD 48,091 EUR 40,496 1,063
Net unrealized gain (loss) on open forward
currency exchange contracts $ 47,289

T. ROWE PRICE Dynamic Global Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 3,249 Euro BOBL contracts 12/21 507,806 $ (2,867)
Short, 739 Euro BTP contracts 12/21 (130,072) 1,766
Short, 1,279 Euro BUXL thirty year bond contracts 12/21 (301,254) 8,157
Short, 1,330 Government of Australia ten year bond
contracts 12/21 (136,029) 2,266
Short, 1,429 Government of Canada ten year bond
contracts 12/21 (161,504) 3,158
Short, 347 Long Gilt contracts 12/21 (58,514) 220
Long, 3,437 Republic of South Korea three year bond
contracts 12/21 317,574 (696)
Short, 1,531 U.S. Treasury Long Bond contracts 12/21 (243,764) 4,836
Short, 1,087 U.S. Treasury Notes ten year contracts 12/21 (143,060) 1,952
Short, 1,090 Ultra U.S. Treasury Bonds contracts 12/21 (208,258) 5,155
Net payments (receipts) of variation margin to date (21,862)
Variation margin receivable (payable) on open futures contracts $ 2,085

T. ROWE PRICE Dynamic Global Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 71
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 71+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 91,936  ¤  ¤ $ 523,168
T. Rowe Price Short-Term Fund,
0.07% 64,761  ¤  ¤ 20,756
Total $ 543,924^
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $71 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $543,924.

T. ROWE PRICE Dynamic Global Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dynamic Global Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Dynamic Global Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will

T. ROWE PRICE Dynamic Global Bond Fund

affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any

T. ROWE PRICE Dynamic Global Bond Fund

fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,718,090 $ — $ 3,718,090
Bank Loans — 58,345 5,967 64,312
Common Stocks — 239 — 239
Convertible Preferred Stocks — 17,766 — 17,766
Equity Mutual Funds 160,543 — — 160,543
Short-Term Investments 523,168 — — 523,168
Securities Lending Collateral 20,756 — — 20,756
Options Purchased 11,245 23,810 — 35,055
Total Securities 715,712 3,818,250 5,967 4,539,929
Swaps* — 38,518 — 38,518
Forward Currency Exchange
Contracts — 61,823 — 61,823
Futures Contracts* 27,510 — — 27,510
Total $ 743,222 $ 3,918,591 $ 5,967 $ 4,667,780
Liabilities
Options Written $ 1,150 $ — $ — $ 1,150
Swaps* — 23,301 — 23,301
Forward Currency Exchange
Contracts — 14,534 — 14,534
Futures Contracts* 3,563 — — 3,563
Total $ 4,713 $ 37,835 $ — $ 42,548

T. ROWE PRICE Dynamic Global Bond Fund

F35-054Q3 09/21
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Government Bonds,
Municipal Securities and Non-U.S. Government Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.